Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of material accounting policies
Schedule of exchange rates used for translation of financial statements

The following exchange rates have been used for the translation of the financial statements of AC Immune USA:

	For the Year Ended
	December 31,
	2024	2023	2022
CHF/USD
Closing rate, USD 1	0.912	0.851	0.933
Weighted average exchange rate, USD 1	0.889	0.908	0.965

Estimated Lease Term by Right-of-use Asset Categories

Buildings	5	years
Office equipment	5	years
IT equipment	5	years

Estimated useful life

IT equipment	3	years
Laboratory equipment	5	years
Leasehold improvements/furniture	5	years